Long-term loans (Maturity of long-term loans) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of long-term loans [line items]
Long-term loans	¥ 131,885,708	¥ 134,022,712
Less: amount due within 1 year included under current liabilities	19,808,313	18,658,114
Long-term loans	112,077,395	115,364,598
Huaneng Group and its subsidiaries
Disclosure of long-term loans [line items]
Long-term loans	7,031,664	5,403,574
Less: amount due within 1 year included under current liabilities	619,570	809,749
Long-term loans	6,412,094	4,593,825
Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	124,854,044	128,619,138
Less: amount due within 1 year included under current liabilities	19,188,743	17,848,365
Long-term loans	105,665,301	110,770,773
Within 1 year | Huaneng Group and its subsidiaries
Disclosure of long-term loans [line items]
Long-term loans	619,570	809,749
Within 1 year | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	19,188,743	17,848,365
Between 1 to 2 years | Huaneng Group and its subsidiaries
Disclosure of long-term loans [line items]
Long-term loans	826,059	1,320,611
Between 1 to 2 years | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	13,718,115	28,426,578
Between 2 to 3 years | Huaneng Group and its subsidiaries
Disclosure of long-term loans [line items]
Long-term loans	2,799,377	1,583,453
Between 2 to 3 years | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	45,708,377	48,138,639
After 5 years | Huaneng Group and its subsidiaries
Disclosure of long-term loans [line items]
Long-term loans	2,786,658	1,689,761
After 5 years | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 46,238,809	¥ 34,205,556